Summary of TSYS Equity Investments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule of Equity Method Investments [Line Items]
Equity investments	$ 100,468	$ 94,133
CUP Data
Schedule of Equity Method Investments [Line Items]
Equity investments	92,738	86,549
TSYS de Mexico
Schedule of Equity Method Investments [Line Items]
Equity investments	$ 7,730	$ 7,584